Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2012
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments [Abstract]
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments

	December 31,
(in millions)	2012	2011
Federal funds sold and securities
purchased under resale agreements	$33,884	24,255
Interest-earning deposits	102,408	18,917
Other short-term investments	1,021	1,195
Total	$137,313	44,367